SHARE CAPITAL (Tables)	3 Months Ended
Nov. 30, 2020
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Shares	Average Exercise Price in CAD
Options outstanding at August 31, 2019	1,554,000	$ 2.61
Granted	1,628,500	$ 1.81
Options outstanding at August 31, 2020	3,182,500	$ 2.20
Options outstanding at November 30, 2020	3,182,500	$ 2.20

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]

Number Outstanding at November 30, 2020	Number Exercisable at November 30, 2020	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,554,000	518,000	$2.61	3.36
1,628,500	—	$1.81	4.01
3,182,500	518,000		3.69